Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028474
Shareholder Report [Line Items]
Fund Name	Lazard Retirement US Small Cap Equity Select Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the information technology and the consumer staples sectors contributed to performance. Shares of optical laser producer Lumentum rose after the company reported solid earnings results, driven by strong margin performance and new customer wins.

  Shares of Coherent, a global leader in lasers and semiconductors, particularly optical transceivers (small components that reliably connect switches and servers in a data center), rose after reporting earnings results and amid encouraging artificial intelligence capex momentum.

  Weak stock selection within the health care and consumer discretionary sectors hurt performance in the year. Shares of clinical-stage biopharmaceutical company Janux fell amid several setbacks for one of its prostate cancer treatments during the year. The position was sold in December.

  Shares of medical equipment company Enovis fell amid a surprising demand slowdown within the US for joint replacements, coupled with slower than expected synergy realization from the company’s large European acquisition completed in 2024.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Russell 3000 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,229	$9,436	$9,121
2/16	$9,337	$9,433	$9,120
3/16	$10,014	$10,097	$9,848
4/16	$10,027	$10,159	$10,003
5/16	$10,135	$10,341	$10,228
6/16	$9,986	$10,362	$10,222
7/16	$10,487	$10,774	$10,832
8/16	$10,605	$10,801	$11,023
9/16	$10,562	$10,818	$11,146
10/16	$10,362	$10,584	$10,616
11/16	$11,235	$11,058	$11,800
12/16	$11,578	$11,274	$12,131
1/17	$11,550	$11,486	$12,179
2/17	$11,793	$11,913	$12,414
3/17	$11,721	$11,921	$12,430
4/17	$11,693	$12,047	$12,566
5/17	$11,850	$12,171	$12,311
6/17	$12,065	$12,280	$12,736
7/17	$12,094	$12,512	$12,831
8/17	$11,991	$12,536	$12,668
9/17	$12,577	$12,842	$13,458
10/17	$12,757	$13,122	$13,573
11/17	$13,132	$13,521	$13,964
12/17	$13,193	$13,656	$13,908
1/18	$13,478	$14,375	$14,271
2/18	$12,908	$13,846	$13,718
3/18	$13,019	$13,568	$13,896
4/18	$13,240	$13,619	$14,016
5/18	$13,605	$14,004	$14,867
6/18	$13,716	$14,095	$14,973
7/18	$14,064	$14,563	$15,234
8/18	$14,406	$15,074	$15,891
9/18	$14,156	$15,099	$15,509
10/18	$12,509	$13,988	$13,824
11/18	$12,892	$14,268	$14,044
12/18	$11,446	$12,940	$12,376
1/19	$12,616	$14,050	$13,768
2/19	$13,165	$14,545	$14,484
3/19	$13,076	$14,757	$14,181
4/19	$13,732	$15,346	$14,662
5/19	$12,882	$14,353	$13,522
6/19	$13,892	$15,361	$14,478
7/19	$14,016	$15,590	$14,561
8/19	$13,607	$15,272	$13,842
9/19	$14,113	$15,540	$14,130
10/19	$14,438	$15,874	$14,502
11/19	$14,583	$16,478	$15,099
12/19	$14,872	$16,954	$15,535
1/20	$14,565	$16,935	$15,037
2/20	$13,390	$15,549	$13,771
3/20	$10,264	$13,410	$10,779
4/20	$11,691	$15,187	$12,259
5/20	$12,414	$15,999	$13,057
6/20	$12,396	$16,364	$13,519
7/20	$12,974	$17,294	$13,893
8/20	$13,331	$18,546	$14,676
9/20	$12,823	$17,871	$14,185
10/20	$13,096	$17,485	$14,482
11/20	$14,970	$19,613	$17,152
12/20	$15,878	$20,495	$18,635
1/21	$16,073	$20,404	$19,573
2/21	$17,264	$21,042	$20,793
3/21	$17,820	$21,796	$21,002
4/21	$18,698	$22,919	$21,443
5/21	$18,718	$23,024	$21,487
6/21	$18,571	$23,592	$21,903
7/21	$18,240	$23,991	$21,113
8/21	$18,524	$24,675	$21,585
9/21	$17,997	$23,568	$20,948
10/21	$18,818	$25,162	$21,839
11/21	$17,997	$24,779	$20,929
12/21	$19,033	$25,754	$21,397
1/22	$18,006	$24,239	$19,337
2/22	$18,124	$23,628	$19,543
3/22	$18,075	$24,395	$19,787
4/22	$17,000	$22,206	$17,826
5/22	$16,970	$22,176	$17,853
6/22	$15,318	$20,321	$16,384
7/22	$16,863	$22,227	$18,095
8/22	$16,158	$21,398	$17,725
9/22	$14,769	$19,413	$16,026
10/22	$16,237	$21,005	$17,790
11/22	$17,023	$22,102	$18,206
12/22	$16,080	$20,808	$17,024
1/23	$17,377	$22,241	$18,683
2/23	$16,958	$21,721	$18,368
3/23	$16,381	$22,302	$17,490
4/23	$16,014	$22,539	$17,176
5/23	$15,503	$22,627	$17,017
6/23	$16,656	$24,172	$18,401
7/23	$17,482	$25,039	$19,526
8/23	$16,800	$24,555	$18,549
9/23	$16,053	$23,386	$17,457
10/23	$15,215	$22,766	$16,267
11/23	$16,289	$24,889	$17,739
12/23	$17,692	$26,209	$19,906
1/24	$17,312	$26,499	$19,132
2/24	$18,216	$27,934	$20,214
3/24	$18,910	$28,835	$20,937
4/24	$17,796	$27,566	$19,464
5/24	$18,596	$28,868	$20,440
6/24	$18,242	$29,762	$20,251
7/24	$19,251	$30,315	$22,309
8/24	$19,590	$30,975	$21,975
9/24	$19,849	$31,616	$22,129
10/24	$19,400	$31,384	$21,809
11/24	$21,086	$33,471	$24,202
12/24	$19,658	$32,448	$22,203
1/25	$20,732	$33,473	$22,785
2/25	$19,318	$32,831	$21,566
3/25	$17,755	$30,916	$20,098
4/25	$17,198	$30,709	$19,634
5/25	$17,524	$32,655	$20,682
6/25	$18,312	$34,314	$21,807
7/25	$18,543	$35,070	$22,185
8/25	$19,452	$35,882	$23,770
9/25	$19,374	$37,120	$24,509
10/25	$19,560	$37,915	$24,953
11/25	$19,994	$38,020	$25,193
12/25	$20,087	$38,012	$25,046

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	2.18%	4.82%	7.22%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

AssetsNet	$ 9,226,538
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 140,319
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$9,226,538
# of Portfolio Holdings	71
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,319

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.3%
Information Technology	18.3%
Financials	17.7%
Health Care	16.6%
Consumer Discretionary	11.1%
Energy	4.4%
Materials	3.3%
Communication Services	3.2%
Consumer Staples	2.8%
Other (includes short-term investments)	2.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

DigitalOcean Holdings, Inc.	3.2%
Zeta Global Holdings Corp., Class A	2.7%
Coherent Corp.	2.4%
Wintrust Financial Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Floor & Decor Holdings, Inc., Class A	2.2%
First American Financial Corp.	2.2%
First Watch Restaurant Group, Inc.	2.2%
Toro Co.	2.1%
BankUnited, Inc.	2.1%

Material Fund Change [Text Block]
C000028469
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$137	1.13%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials and consumer discretionary sectors boosted relative performance, as did stock selection in Taiwan and Indonesia. Shares of Taiwan Semiconductor Manufacturing Company traded higher on optimism that the contract chipmaker will continue to benefit from strong demand for chips linked to artificial intelligence (AI).

  Higher-than-benchmark exposures to the materials sector and to South Africa and Hungary also contributed. Traders bid up shares of OTP Bank after the Hungary-based lender issued a better-than-expected guidance for 2025.

  Lower-than-benchmark exposures to the real estate and consumer discretionary sectors and to India and Saudi Arabia were beneficial to relative performance.

  Stock selection in the materials sector detracted from relative performance, as did stock selection in South Africa and Brazil. Shares of Brazil-based, state-owned oil producer Petroleo Brasileiro (Petrobras) fell along with the decline in the price of crude oil.

  Higher-than-benchmark exposures to the consumer staples and energy sectors and to Indonesia and Argentina detracted. Shares of Bank Mandiri retreated as part of a broader market sell-off of Indonesia-based lender stocks due to weak macro sentiment, fiscal pressures, and tight liquidity across the country’s banking sector.

  Lower-than-benchmark exposures to the information technology sector and to Poland and Taiwan were detrimental to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,736	$9,351
2/16	$9,555	$9,336
3/16	$10,903	$10,571
4/16	$11,244	$10,629
5/16	$10,812	$10,232
6/16	$11,444	$10,641
7/16	$11,986	$11,177
8/16	$12,150	$11,455
9/16	$12,453	$11,602
10/16	$12,537	$11,630
11/16	$11,839	$11,094
12/16	$12,112	$11,119
1/17	$12,732	$11,727
2/17	$13,091	$12,086
3/17	$13,424	$12,391
4/17	$13,659	$12,662
5/17	$13,770	$13,037
6/17	$13,705	$13,168
7/17	$14,449	$13,953
8/17	$14,734	$14,264
9/17	$14,616	$14,208
10/17	$14,957	$14,706
11/17	$14,911	$14,735
12/17	$15,520	$15,264
1/18	$16,778	$16,536
2/18	$16,033	$15,774
3/18	$15,819	$15,480
4/18	$15,360	$15,412
5/18	$14,315	$14,866
6/18	$13,662	$14,248
7/18	$14,062	$14,561
8/18	$13,327	$14,167
9/18	$13,441	$14,092
10/18	$12,733	$12,865
11/18	$13,140	$13,395
12/18	$12,677	$13,040
1/19	$14,123	$14,182
2/19	$13,686	$14,214
3/19	$13,611	$14,333
4/19	$13,925	$14,635
5/19	$13,304	$13,573
6/19	$14,000	$14,420
7/19	$13,707	$14,244
8/19	$12,992	$13,549
9/19	$13,467	$13,808
10/19	$13,991	$14,390
11/19	$13,984	$14,370
12/19	$15,004	$15,443
1/20	$14,094	$14,723
2/20	$13,116	$13,946
3/20	$10,436	$11,798
4/20	$11,153	$12,879
5/20	$11,373	$12,978
6/20	$11,690	$13,932
7/20	$12,289	$15,176
8/20	$12,143	$15,512
9/20	$11,951	$15,263
10/20	$11,930	$15,578
11/20	$13,663	$17,018
12/20	$14,849	$18,269
1/21	$14,863	$18,829
2/21	$15,168	$18,974
3/21	$15,594	$18,687
4/21	$15,758	$19,152
5/21	$16,581	$19,596
6/21	$16,468	$19,630
7/21	$15,807	$18,309
8/21	$16,232	$18,788
9/21	$15,760	$18,042
10/21	$15,782	$18,220
11/21	$15,092	$17,477
12/21	$15,709	$17,805
1/22	$16,043	$17,468
2/22	$15,325	$16,946
3/22	$15,078	$16,563
4/22	$14,265	$15,642
5/22	$14,744	$15,711
6/22	$13,306	$14,667
7/22	$13,459	$14,631
8/22	$13,299	$14,692
9/22	$11,897	$12,969
10/22	$12,040	$12,567
11/22	$13,729	$14,431
12/22	$13,359	$14,228
1/23	$14,566	$15,351
2/23	$14,045	$14,356
3/23	$14,422	$14,791
4/23	$14,558	$14,623
5/23	$14,234	$14,377
6/23	$15,146	$14,923
7/23	$15,787	$15,852
8/23	$15,099	$14,876
9/23	$14,956	$14,487
10/23	$14,662	$13,924
11/23	$15,704	$15,038
12/23	$16,380	$15,626
1/24	$15,807	$14,901
2/24	$16,515	$15,609
3/24	$16,778	$15,996
4/24	$16,881	$16,068
5/24	$17,295	$16,159
6/24	$17,740	$16,796
7/24	$17,900	$16,846
8/24	$18,381	$17,118
9/24	$19,444	$18,261
10/24	$18,282	$17,449
11/24	$17,861	$16,822
12/24	$17,639	$16,799
1/25	$18,414	$17,099
2/25	$18,430	$17,182
3/25	$18,735	$17,291
4/25	$19,222	$17,518
5/25	$20,030	$18,265
6/25	$21,283	$19,363
7/25	$21,415	$19,741
8/25	$21,942	$19,994
9/25	$22,740	$21,424
10/25	$24,057	$22,319
11/25	$24,346	$21,786
12/25	$25,068	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Investor Shares	42.12%	11.04%	9.63%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

AssetsNet	$ 416,615,127
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 3,373,186
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$416,615,127
# of Portfolio Holdings	88
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,373,186

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	25.5%
Information Technology	22.8%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.6%
Consumer Staples	6.4%
Energy	5.7%
Materials	5.4%
Health Care	3.2%
Other (includes short-term investments)	6.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.6%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Material Fund Change [Text Block]
C000028468
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$167	1.38%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials and consumer discretionary sectors boosted relative performance, as did stock selection in Taiwan and Indonesia. Shares of Taiwan Semiconductor Manufacturing Company traded higher on optimism that the contract chipmaker will continue to benefit from strong demand for chips linked to artificial intelligence (AI).

  Higher-than-benchmark exposures to the materials sector and to South Africa and Hungary also contributed. Traders bid up shares of OTP Bank after the Hungary-based lender issued a better-than-expected guidance for 2025.

  Lower-than-benchmark exposures to the real estate and consumer discretionary sectors and to India and Saudi Arabia were beneficial to relative performance.

  Stock selection in the materials sector detracted from relative performance, as did stock selection in South Africa and Brazil. Shares of Brazil-based, state-owned oil producer Petroleo Brasileiro (Petrobras) fell along with the decline in the price of crude oil.

  Higher-than-benchmark exposures to the consumer staples and energy sectors and to Indonesia and Argentina detracted. Shares of Bank Mandiri retreated as part of a broader market sell-off of Indonesia-based lender stocks due to weak macro sentiment, fiscal pressures, and tight liquidity across the country’s banking sector.

  Lower-than-benchmark exposures to the information technology sector and to Poland and Taiwan were detrimental to relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,732	$9,351
2/16	$9,548	$9,336
3/16	$10,892	$10,571
4/16	$11,229	$10,629
5/16	$10,796	$10,232
6/16	$11,427	$10,641
7/16	$11,962	$11,177
8/16	$12,124	$11,455
9/16	$12,424	$11,602
10/16	$12,507	$11,630
11/16	$11,811	$11,094
12/16	$12,078	$11,119
1/17	$12,696	$11,727
2/17	$13,050	$12,086
3/17	$13,378	$12,391
4/17	$13,609	$12,662
5/17	$13,719	$13,037
6/17	$13,648	$13,168
7/17	$14,388	$13,953
8/17	$14,669	$14,264
9/17	$14,553	$14,208
10/17	$14,889	$14,706
11/17	$14,837	$14,735
12/17	$15,439	$15,264
1/18	$16,689	$16,536
2/18	$15,942	$15,774
3/18	$15,726	$15,480
4/18	$15,268	$15,412
5/18	$14,221	$14,866
6/18	$13,573	$14,248
7/18	$13,966	$14,561
8/18	$13,237	$14,167
9/18	$13,342	$14,092
10/18	$12,641	$12,865
11/18	$13,041	$13,395
12/18	$12,574	$13,040
1/19	$14,012	$14,182
2/19	$13,570	$14,214
3/19	$13,497	$14,333
4/19	$13,804	$14,635
5/19	$13,182	$13,573
6/19	$13,878	$14,420
7/19	$13,584	$14,244
8/19	$12,870	$13,549
9/19	$13,342	$13,808
10/19	$13,849	$14,390
11/19	$13,842	$14,370
12/19	$14,855	$15,443
1/20	$13,943	$14,723
2/20	$12,978	$13,946
3/20	$10,324	$11,798
4/20	$11,026	$12,879
5/20	$11,249	$12,978
6/20	$11,553	$13,932
7/20	$12,147	$15,176
8/20	$11,993	$15,512
9/20	$11,806	$15,263
10/20	$11,785	$15,578
11/20	$13,493	$17,018
12/20	$14,666	$18,269
1/21	$14,673	$18,829
2/21	$14,964	$18,974
3/21	$15,387	$18,687
4/21	$15,547	$19,152
5/21	$16,352	$19,596
6/21	$16,234	$19,630
7/21	$15,582	$18,309
8/21	$15,998	$18,788
9/21	$15,531	$18,042
10/21	$15,552	$18,220
11/21	$14,866	$17,477
12/21	$15,467	$17,805
1/22	$15,793	$17,468
2/22	$15,085	$16,946
3/22	$14,845	$16,563
4/22	$14,038	$15,642
5/22	$14,505	$15,711
6/22	$13,090	$14,667
7/22	$13,238	$14,631
8/22	$13,078	$14,692
9/22	$11,701	$12,969
10/22	$11,833	$12,567
11/22	$13,488	$14,431
12/22	$13,129	$14,228
1/23	$14,309	$15,351
2/23	$13,789	$14,356
3/23	$14,162	$14,791
4/23	$14,294	$14,623
5/23	$13,972	$14,377
6/23	$14,866	$14,923
7/23	$15,489	$15,852
8/23	$14,813	$14,876
9/23	$14,666	$14,487
10/23	$14,373	$13,924
11/23	$15,398	$15,038
12/23	$16,053	$15,626
1/24	$15,491	$14,901
2/24	$16,177	$15,609
3/24	$16,431	$15,996
4/24	$16,524	$16,068
5/24	$16,932	$16,159
6/24	$17,364	$16,796
7/24	$17,518	$16,846
8/24	$17,980	$17,118
9/24	$19,023	$18,261
10/24	$17,884	$17,449
11/24	$17,470	$16,822
12/24	$17,247	$16,799
1/25	$17,996	$17,099
2/25	$18,004	$17,182
3/25	$18,306	$17,291
4/25	$18,776	$17,518
5/25	$19,565	$18,265
6/25	$20,784	$19,363
7/25	$20,903	$19,741
8/25	$21,414	$19,994
9/25	$22,184	$21,424
10/25	$23,468	$22,319
11/25	$23,746	$21,786
12/25	$24,450	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	41.77%	10.76%	9.35%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

AssetsNet	$ 416,615,127
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 3,373,186
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$416,615,127
# of Portfolio Holdings	88
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,373,186

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	25.5%
Information Technology	22.8%
Consumer Discretionary	9.2%
Communication Services	7.9%
Industrials	7.6%
Consumer Staples	6.4%
Energy	5.7%
Materials	5.4%
Health Care	3.2%
Other (includes short-term investments)	6.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
SK Hynix, Inc.	3.9%
ASE Technology Holding Co. Ltd.	2.6%
China Construction Bank Corp., Class H	2.2%
Wiwynn Corp.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%
Indus Towers Ltd.	1.7%
MediaTek, Inc.	1.7%
KB Financial Group, Inc.	1.6%
Quanta Computer, Inc.	1.6%

Material Fund Change [Text Block]
C000113248
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s average overweight to equity versus fixed income relative to the benchmark helped performance, as equities outperformed fixed income during the year.

  Within equity, stock selection in the materials and health care sectors and stock selection in Canada and the United Kingdom helped performance.

  Within fixed income, underweight positioning to the CNY (Chinese Yuan) curve and overweight to the PEN (Peruvian Sol) curve helped performance.

  Within equity, stock selection in the information technology sector, as well as stock selection in the United States, detracted from performance.

  Within fixed income, overweight positioning to the GBP (British pound sterling) curve, detracted from performance.

  The use of derivatives (currency forwards) for foreign exchange hedging purposes marginally detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
1/19	$10,551	$10,000	$10,000
2/19	$10,749	$10,301	$10,122
3/19	$10,870	$10,436	$10,251
4/19	$10,999	$10,806	$10,418
5/19	$10,672	$10,183	$10,188
6/19	$11,189	$10,854	$10,637
7/19	$11,197	$10,907	$10,648
8/19	$11,097	$10,684	$10,647
9/19	$11,157	$10,912	$10,707
10/19	$11,304	$11,189	$10,879
11/19	$11,494	$11,501	$10,989
12/19	$11,779	$11,845	$11,185
1/20	$11,736	$11,773	$11,223
2/20	$10,968	$10,778	$10,786
3/20	$9,975	$9,352	$9,952
4/20	$10,208	$10,373	$10,593
5/20	$10,424	$10,874	$10,872
6/20	$10,571	$11,162	$11,064
7/20	$10,950	$11,696	$11,505
8/20	$11,276	$12,477	$11,881
9/20	$11,083	$12,047	$11,654
10/20	$10,899	$11,678	$11,481
11/20	$11,549	$13,171	$12,320
12/20	$11,892	$13,729	$12,663
1/21	$11,760	$13,593	$12,545
2/21	$11,804	$13,941	$12,598
3/21	$11,997	$14,405	$12,686
4/21	$12,375	$15,075	$13,061
5/21	$12,542	$15,292	$13,217
6/21	$12,613	$15,520	$13,257
7/21	$12,859	$15,798	$13,464
8/21	$13,048	$16,191	$13,603
9/21	$12,569	$15,519	$13,200
10/21	$13,085	$16,398	$13,558
11/21	$12,904	$16,039	$13,390
12/21	$13,338	$16,724	$13,666
1/22	$12,705	$15,839	$13,165
2/22	$12,479	$15,439	$12,920
3/22	$12,370	$15,862	$12,901
4/22	$11,538	$14,545	$12,011
5/22	$11,584	$14,556	$12,032
6/22	$10,969	$13,295	$11,318
7/22	$11,421	$14,350	$11,888
8/22	$10,917	$13,750	$11,405
9/22	$10,205	$12,472	$10,582
10/22	$10,465	$13,368	$10,925
11/22	$11,119	$14,297	$11,562
12/22	$11,033	$13,690	$11,348
1/23	$11,456	$14,659	$11,936
2/23	$11,061	$14,307	$11,594
3/23	$11,398	$14,749	$11,956
4/23	$11,533	$15,007	$12,087
5/23	$11,264	$14,857	$11,909
6/23	$11,639	$15,756	$12,269
7/23	$11,812	$16,285	$12,517
8/23	$11,632	$15,896	$12,282
9/23	$11,194	$15,210	$11,838
10/23	$10,990	$14,769	$11,595
11/23	$11,744	$16,154	$12,431
12/23	$12,253	$16,947	$12,995
1/24	$12,304	$17,150	$12,983
2/24	$12,569	$17,877	$13,176
3/24	$12,864	$18,452	$13,424
4/24	$12,416	$17,766	$13,006
5/24	$12,844	$18,560	$13,381
6/24	$12,926	$18,937	$13,527
7/24	$13,262	$19,271	$13,833
8/24	$13,618	$19,780	$14,180
9/24	$13,781	$20,143	$14,430
10/24	$13,414	$19,743	$14,045
11/24	$13,720	$20,649	$14,391
12/24	$13,313	$20,111	$14,049
1/25	$13,639	$20,821	$14,337
2/25	$13,710	$20,671	$14,388
3/25	$13,506	$19,750	$14,112
4/25	$13,598	$19,926	$14,382
5/25	$13,903	$21,105	$14,782
6/25	$14,270	$22,016	$15,241
7/25	$14,209	$22,300	$15,226
8/25	$14,582	$22,881	$15,535
9/25	$14,868	$23,617	$15,836
10/25	$15,101	$24,090	$15,974
11/25	$15,239	$24,158	$16,015
12/25	$15,440	$24,353	$16,101

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	15.98%	5.36%	6.40%
MSCI World Index	21.09%	12.15%	14.78%
GDMA Index	14.60%	4.92%	7.74%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 17,817,087
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 960,390
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$17,817,087
# of Portfolio Holdings	429
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$960,390

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	19.0%
Sovereign Debt	16.4%
Financials	15.2%
Industrials	8.5%
Consumer Discretionary	7.7%
Health Care	7.6%
Communication Services	6.8%
Equity Funds	5.1%
Consumer Staples	4.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Lazard Emerging Markets Opportunities ETF	5.1%
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	3.0%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.6%
Novartis AG	1.2%
Meta Platforms, Inc., Class A	1.1%
Bermuda Government International Bonds, 2.375%, due 08/20/30	1.0%
Broadcom, Inc.	1.0%

Material Fund Change [Text Block]
C000113249
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  The Portfolio’s average overweight to equity versus fixed income relative to the benchmark helped performance, as equities outperformed fixed income during the year.

  Within equity, stock selection in the materials and health care sectors and stock selection in Canada and the United Kingdom helped performance.

  Within fixed income, underweight positioning to the CNY (Chinese Yuan) curve and overweight to the PEN (Peruvian Sol) curve helped performance.

  Within equity, stock selection in the information technology sector, as well as stock selection in the United States, detracted from performance.

  Within fixed income, overweight positioning to the GBP (British pound sterling) curve, detracted from performance.

  The use of derivatives (currency forwards) for foreign exchange hedging purposes marginally detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI World Index	GDMA Index
12/15	$10,000	$10,000	$10,000
1/16	$9,679	$9,402	$9,744
2/16	$9,626	$9,332	$9,816
3/16	$10,148	$9,965	$10,282
4/16	$10,226	$10,123	$10,432
5/16	$10,217	$10,180	$10,391
6/16	$10,252	$10,066	$10,485
7/16	$10,539	$10,491	$10,746
8/16	$10,453	$10,499	$10,724
9/16	$10,522	$10,555	$10,782
10/16	$10,261	$10,351	$10,528
11/16	$10,200	$10,500	$10,395
12/16	$10,330	$10,751	$10,495
1/17	$10,557	$11,011	$10,681
2/17	$10,802	$11,316	$10,854
3/17	$10,916	$11,437	$10,920
4/17	$11,099	$11,606	$11,063
5/17	$11,318	$11,851	$11,266
6/17	$11,344	$11,897	$11,282
7/17	$11,606	$12,182	$11,512
8/17	$11,676	$12,199	$11,577
9/17	$11,860	$12,473	$11,655
10/17	$12,045	$12,708	$11,743
11/17	$12,326	$12,984	$11,935
12/17	$12,451	$13,159	$12,037
1/18	$12,986	$13,854	$12,426
2/18	$12,497	$13,280	$12,114
3/18	$12,395	$12,991	$12,046
4/18	$12,386	$13,140	$12,019
5/18	$12,441	$13,222	$12,011
6/18	$12,377	$13,216	$11,982
7/18	$12,663	$13,629	$12,159
8/18	$12,800	$13,797	$12,240
9/18	$12,827	$13,874	$12,222
10/18	$12,068	$12,856	$11,705
11/18	$12,179	$13,002	$11,789
12/18	$11,633	$12,013	$11,460
1/19	$12,274	$12,948	$11,993
2/19	$12,505	$13,337	$12,139
3/19	$12,645	$13,512	$12,295
4/19	$12,795	$13,991	$12,495
5/19	$12,415	$13,184	$12,219
6/19	$13,016	$14,053	$12,757
7/19	$13,026	$14,122	$12,771
8/19	$12,909	$13,833	$12,770
9/19	$12,990	$14,128	$12,841
10/19	$13,150	$14,487	$13,047
11/19	$13,371	$14,891	$13,179
12/19	$13,702	$15,337	$13,415
1/20	$13,642	$15,244	$13,460
2/20	$12,759	$13,955	$12,936
3/20	$11,594	$12,108	$11,935
4/20	$11,865	$13,431	$12,704
5/20	$12,116	$14,080	$13,039
6/20	$12,287	$14,452	$13,270
7/20	$12,729	$15,144	$13,799
8/20	$13,098	$16,155	$14,249
9/20	$12,874	$15,598	$13,978
10/20	$12,659	$15,120	$13,770
11/20	$13,405	$17,053	$14,775
12/20	$13,813	$17,776	$15,188
1/21	$13,660	$17,599	$15,046
2/21	$13,701	$18,050	$15,109
3/21	$13,925	$18,651	$15,215
4/21	$14,364	$19,519	$15,665
5/21	$14,558	$19,800	$15,851
6/21	$14,640	$20,095	$15,900
7/21	$14,916	$20,455	$16,148
8/21	$15,136	$20,964	$16,315
9/21	$14,569	$20,094	$15,832
10/21	$15,178	$21,232	$16,261
11/21	$14,958	$20,766	$16,059
12/21	$15,462	$21,654	$16,391
1/22	$14,727	$20,508	$15,789
2/22	$14,464	$19,990	$15,496
3/22	$14,338	$20,538	$15,472
4/22	$13,372	$18,832	$14,406
5/22	$13,424	$18,846	$14,431
6/22	$12,710	$17,214	$13,574
7/22	$13,235	$18,580	$14,258
8/22	$12,641	$17,804	$13,678
9/22	$11,815	$16,149	$12,691
10/22	$12,116	$17,308	$13,103
11/22	$12,865	$18,512	$13,867
12/22	$12,775	$17,726	$13,610
1/23	$13,256	$18,980	$14,315
2/23	$12,809	$18,524	$13,905
3/23	$13,188	$19,096	$14,340
4/23	$13,345	$19,431	$14,497
5/23	$13,032	$19,237	$14,283
6/23	$13,457	$20,400	$14,714
7/23	$13,669	$21,085	$15,012
8/23	$13,448	$20,582	$14,730
9/23	$12,940	$19,694	$14,197
10/23	$12,715	$19,122	$13,907
11/23	$13,578	$20,915	$14,909
12/23	$14,157	$21,942	$15,585
1/24	$14,216	$22,205	$15,571
2/24	$14,523	$23,147	$15,803
3/24	$14,866	$23,891	$16,101
4/24	$14,346	$23,003	$15,598
5/24	$14,842	$24,030	$16,049
6/24	$14,937	$24,519	$16,224
7/24	$15,327	$24,951	$16,591
8/24	$15,728	$25,611	$17,006
9/24	$15,906	$26,080	$17,307
10/24	$15,480	$25,563	$16,845
11/24	$15,847	$26,736	$17,260
12/24	$15,374	$26,039	$16,850
1/25	$15,728	$26,958	$17,195
2/25	$15,823	$26,764	$17,256
3/25	$15,575	$25,572	$16,925
4/25	$15,693	$25,799	$17,249
5/25	$16,036	$27,326	$17,729
6/25	$16,461	$28,506	$18,280
7/25	$16,390	$28,873	$18,261
8/25	$16,809	$29,626	$18,632
9/25	$17,141	$30,578	$18,992
10/25	$17,411	$31,190	$19,158
11/25	$17,558	$31,279	$19,208
12/25	$17,791	$31,531	$19,310

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	15.72%	5.19%	5.93%
MSCI World Index	21.09%	12.15%	12.17%
GDMA Index	14.60%	4.92%	6.80%

AssetsNet	$ 17,817,087
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 960,390
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$17,817,087
# of Portfolio Holdings	429
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$960,390

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	19.0%
Sovereign Debt	16.4%
Financials	15.2%
Industrials	8.5%
Consumer Discretionary	7.7%
Health Care	7.6%
Communication Services	6.8%
Equity Funds	5.1%
Consumer Staples	4.9%
Other (includes short-term investments)	8.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Lazard Emerging Markets Opportunities ETF	5.1%
NVIDIA Corp.	3.5%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	3.0%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.6%
Novartis AG	1.2%
Meta Platforms, Inc., Class A	1.1%
Bermuda Government International Bonds, 2.375%, due 08/20/30	1.0%
Broadcom, Inc.	1.0%

Material Fund Change [Text Block]
C000028478
Shareholder Report [Line Items]
Fund Name	Lazard Retirement International Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$129	1.11%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection in the financials sector, particularly banks helped performance (National Bank of Greece, Bankinter, Unicredit).

  Stock section within semiconductors and software & services along with underweight exposure to the healthcare sector also helped performance.

  Overweight exposure to the information technology sector detracted from performance. Weak stock selection within materials also hurt performance (Croda, Amcor).

  Stock selection in the healthcare sector detracted, as the pharmaceutical industry lagged the overall index (ICON, Merck).

  The market appeared to bifurcate perceived AI winners from losers; this dynamic hurt performance (RELX).

  Underweight exposure to Japan and stock selection helped performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,511	$9,277
2/16	$9,267	$9,107
3/16	$9,919	$9,699
4/16	$10,033	$9,980
5/16	$10,033	$9,890
6/16	$9,748	$9,558
7/16	$9,976	$10,042
8/16	$9,873	$10,049
9/16	$10,053	$10,173
10/16	$9,587	$9,965
11/16	$9,407	$9,766
12/16	$9,571	$10,100
1/17	$9,704	$10,393
2/17	$9,811	$10,542
3/17	$10,092	$10,832
4/17	$10,382	$11,107
5/17	$10,771	$11,515
6/17	$10,705	$11,495
7/17	$11,060	$11,826
8/17	$11,018	$11,822
9/17	$11,219	$12,116
10/17	$11,395	$12,300
11/17	$11,571	$12,429
12/17	$11,709	$12,628
1/18	$12,293	$13,262
2/18	$11,633	$12,663
3/18	$11,666	$12,435
4/18	$11,676	$12,719
5/18	$11,514	$12,433
6/18	$11,363	$12,281
7/18	$11,536	$12,584
8/18	$11,317	$12,340
9/18	$11,437	$12,448
10/18	$10,592	$11,457
11/18	$10,581	$11,442
12/18	$10,080	$10,887
1/19	$10,643	$11,602
2/19	$11,006	$11,898
3/19	$11,088	$11,973
4/19	$11,404	$12,310
5/19	$11,029	$11,719
6/19	$11,651	$12,414
7/19	$11,416	$12,256
8/19	$11,174	$11,939
9/19	$11,456	$12,281
10/19	$11,692	$12,722
11/19	$11,786	$12,866
12/19	$12,197	$13,284
1/20	$11,974	$13,006
2/20	$11,092	$11,830
3/20	$9,363	$10,251
4/20	$9,904	$10,914
5/20	$10,421	$11,389
6/20	$10,704	$11,777
7/20	$11,139	$12,051
8/20	$11,735	$12,671
9/20	$11,474	$12,342
10/20	$10,965	$11,849
11/20	$12,581	$13,685
12/20	$13,202	$14,322
1/21	$12,916	$14,169
2/21	$13,090	$14,487
3/21	$13,426	$14,820
4/21	$13,886	$15,266
5/21	$14,209	$15,764
6/21	$13,923	$15,586
7/21	$13,998	$15,704
8/21	$14,354	$15,981
9/21	$13,922	$15,517
10/21	$14,277	$15,899
11/21	$13,477	$15,159
12/21	$13,972	$15,935
1/22	$13,426	$15,165
2/22	$13,210	$14,897
3/22	$13,020	$14,993
4/22	$12,232	$14,023
5/22	$12,563	$14,128
6/22	$11,546	$12,817
7/22	$11,991	$13,455
8/22	$11,308	$12,816
9/22	$10,277	$11,617
10/22	$10,770	$12,242
11/22	$12,040	$13,621
12/22	$11,875	$13,632
1/23	$12,951	$14,736
2/23	$12,548	$14,428
3/23	$12,906	$14,786
4/23	$13,085	$15,204
5/23	$12,592	$14,560
6/23	$13,399	$15,223
7/23	$13,653	$15,715
8/23	$13,171	$15,113
9/23	$12,656	$14,597
10/23	$12,247	$14,005
11/23	$13,322	$15,305
12/23	$13,761	$16,118
1/24	$13,640	$16,211
2/24	$14,124	$16,508
3/24	$14,624	$17,051
4/24	$14,109	$16,614
5/24	$14,821	$17,258
6/24	$14,488	$16,979
7/24	$15,124	$17,477
8/24	$15,769	$18,045
9/24	$15,925	$18,212
10/24	$14,926	$17,222
11/24	$14,910	$17,124
12/24	$14,535	$16,734
1/25	$15,394	$17,614
2/25	$15,862	$17,956
3/25	$15,800	$17,883
4/25	$16,424	$18,702
5/25	$17,267	$19,558
6/25	$17,783	$19,989
7/25	$17,455	$19,708
8/25	$18,095	$20,548
9/25	$18,805	$20,942
10/25	$18,805	$21,188
11/25	$18,920	$21,320
12/25	$19,349	$21,959

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Service Shares	33.12%	7.95%	6.82%
MSCI EAFE Index	31.22%	8.92%	8.18%

AssetsNet	$ 106,995,592
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 762,666
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$106,995,592
# of Portfolio Holdings	82
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$762,666

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.0%
Industrials	17.9%
Consumer Discretionary	10.1%
Information Technology	9.3%
Consumer Staples	9.1%
Health Care	9.0%
Materials	8.8%
Communication Services	3.9%
Utilities	2.9%
Other (includes short-term investments)	5.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.6%
Engie SA	2.2%
AstraZeneca PLC	2.2%
RELX PLC	2.2%
National Bank of Greece SA	2.1%
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
AIA Group Ltd.	2.1%
UniCredit SpA	2.0%
Bank Hapoalim BM	1.9%

Material Fund Change [Text Block]